Other operating expenses - Additional Information (Detail)	Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Percentage of non executive directors paid in cash	75.00%
Percentage of non executive directors paid in fixed shares.	25.00%